Fair values	12 Months Ended
Dec. 31, 2011
Fair values
Fair values

Note 6—Fair values

Recurring fair value measures

        The following tables show the fair value of financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	180	—	180
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	54	—	57
Debt securities—U.S. government obligations	761	—	—	761
Debt securities—Other government obligations	—	3	—	3
Debt securities—Corporate	—	125	—	125
Available-for-sale securities in "Other non-current assets"
Equity securities	5	—	—	5
Derivative assets—current in "Other current assets"	2	252	—	254
Derivative assets—non-current in "Other non-current assets"	—	105	—	105

Total	771	719	—	1,490

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	4	427	—	431
Derivative liabilities—non-current in "Other non-current liabilities"	—	61	—	61

Total	4	488	—	492

	December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents"
Debt securities—Corporate	—	381	—	381
Available-for-sale securities in "Marketable securities and short-term investments"
Equity securities	3	1,842	—	1,845
Debt securities—U.S. government obligations	151	—	—	151
Debt securities—Other government obligations	3	—	—	3
Debt securities—Corporate	—	335	—	335
Available-for-sale securities in "Other non-current assets" Equity securities	—	—	—	—
Derivative assets—current in "Other current assets"	12	634	—	646
Derivative assets—non-current in "Other non-current assets"	—	184	—	184

Total	169	3,376	—	3,545

Liabilities
Derivative liabilities—current in "Provisions and other current liabilities"	7	297	—	304
Derivative liabilities—non-current in "Other non-current liabilities"	—	77	—	77

Total	7	374	—	381

        The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

  •
  Available-for-sale securities in "Cash and equivalents", "Marketable securities and short-term investments" and "Other non-current assets":  If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk-free interest rate adjusted for non-performance risk. The inputs used in present value techniques are observable and fall into the Level 2 category. Where the Company has invested in shares of funds, which do not have readily determinable fair values, Net Asset Value (NAV) is used as a practical expedient of fair value (without any adjustment) as these funds invest in high-quality, short-term fixed income securities which are accounted for at fair value. As the Company has the ability to redeem its shares in such funds at NAV without any restrictions, notice period or further funding commitments, NAV is considered Level 2.

  •
  Derivatives:  The fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash-settled call options hedging the Company's WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non-recurring fair value measures

        There were no significant non-recurring fair value measurements during 2011 and 2010.

Disclosure about financial instruments carried on a cost basis

Cash and equivalents, receivables, accounts payable, and short-term debt and current maturities of long-term debt:

        The carrying amounts approximate the fair values as the items are short-term in nature.

Marketable securities and short-term investments:

        Includes short-term time deposits whose carrying amounts approximate their fair values.

Other non-current assets:

        Includes financing receivables (including loans granted) carried at amortized cost, less an allowance for credit losses, if required. Fair values are determined using a discounted cash flow methodology based upon loan rates of similar instruments and reflecting appropriate adjustments for non-performance risk. The carrying values and estimated fair values of long-term loans granted and outstanding at December 31, 2011, were $52 million and $54 million, respectively, and at December 31, 2010, were $56 million and $58 million, respectively.

        Includes held-to-maturity marketable securities (described in Note 4) whose carrying values and estimated fair values at December 31, 2011, were $92 million and $120 million, respectively, and at December 31, 2010, were $84 million and $103 million, respectively.

Long-term debt excluding finance lease liabilities:

        Fair values of bond issues are determined using quoted market prices. The fair values of other debt are determined using a discounted cash flow methodology based upon borrowing rates of similar debt instruments and reflecting appropriate adjustments for non-performance risk. The carrying value and estimated fair value of long-term debt, excluding finance lease liabilities, at December 31, 2011, were $3,151 million and $3,218 million, respectively, and at December 31, 2010, were $1,036 million and $1,098 million, respectively.